Share-based compensation - Summary of Options Granted Under The Plan (Detail) - Stock Option [Member]		12 Months Ended
		Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of options, Beginning balance | shares		9,896,000	9,714,000	8,809,000
Number of options, Granted | shares		901,000	1,653,000	3,910,000
Number of options, Forfeit | shares		(404,000)	(513,000)	(2,508,000)
Number of options, Exercised | shares	[1]	(1,278,000)	(958,000)	(497,000)
Number of options, Ending balance | shares		9,115,000	9,896,000	9,714,000	8,809,000
Number of options, Stock options exercisable as of December 31,2024 | shares		5,706,000
Weighted Average Exercise Price, Beginning balance		$ 4.17	$ 4.18	$ 4.78
Weighted Average Exercise Price, Granted		6.83	4.87	4.39
Weighted Average Exercise Price, Forfeit		4.51	6.44	7.22
Weighted Average Exercise Price, Exercised	[1]	3.04	1.02	1.14
Weighted Average Exercise Price, Ending balance		4.55	$ 4.17	$ 4.18	$ 4.78
Weighted Average Exercise Price, Stock options exercisable as of December 31, 2024		$ 4.5
Remaining Contractual Terms in Years		3 years 7 days	3 years 10 months 9 days	4 years 4 months 13 days	5 years 4 months 13 days
Remaining Contractual Terms in Years, Stock options exercisable as of December 31, 2024, Remaining Contractual Terms in Years		2 years 8 months 8 days
Weighted Average Grant Date Fair Value, Beginning balance		$ 1.44	$ 1.41	$ 1.58
Weighted Average Grant Date Fair Value, Granted		3.22	2.42	1.98
Weighted Average Grant Date Fair Value, Forfeit		1.29	3.72	3.19
Weighted Average Grant Date Fair Value, Exercised	[1]	0.54	0.52	0.46
Weighted Average Grant Date Fair Value, Ending balance		1.74	$ 1.44	$ 1.41	$ 1.58
Weighted Average Grant Date Fair Value, Stock options exercisable as of December 31, 2024, Weighted Average Grant Date Fair Value		$ 1.32
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of options, Beginning balance | shares		8,420	8,420	23,570
Number of options, Granted | shares		0	0	0
Number of options, Forfeit | shares		(8,420)	0	(15,150)
Number of options, Exercised | shares		0	0	0
Number of options, Ending balance | shares		0	8,420	8,420	23,570
Number of options, Stock options exercisable as of December 31,2024 | shares		0
Weighted Average Exercise Price, Beginning balance		$ 14.81	$ 13.48	$ 12.37
Weighted Average Exercise Price, Granted		0	0	0
Weighted Average Exercise Price, Forfeit		13.08	0	12.78
Weighted Average Exercise Price, Exercised		0	0	0
Weighted Average Exercise Price, Ending balance		0	$ 14.81	$ 13.48	$ 12.37
Weighted Average Exercise Price, Stock options exercisable as of December 31, 2024		0
Remaining Contractual Terms in Years			4 years 4 months 6 days	5 years 4 months 6 days	6 years 4 months 6 days
Weighted Average Grant Date Fair Value, Beginning balance		6.17	$ 5.66	$ 5.47
Weighted Average Grant Date Fair Value, Granted		0	0	0
Weighted Average Grant Date Fair Value, Forfeit		5.49	0	5.82
Weighted Average Grant Date Fair Value, Exercised		0	0	0
Weighted Average Grant Date Fair Value, Ending balance		0	$ 6.17	$ 5.66	$ 5.47
Weighted Average Grant Date Fair Value, Stock options exercisable as of December 31, 2024, Weighted Average Grant Date Fair Value		$ 0

[1]	The number of stock options withheld for tax purposes was 186 thousand shares (38 thousand shares in 2023 and 79 thousand shares in 2022).